Financial costs - Net - Summary of Financial (Costs) Income (Details) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Financial income:
Interest income			$ 43,625	$ 12,866
Interest generated by short term bank deposits			48,341
Gain on fair value valuation of derivative financial instrument			7,287
Other commissions			10,248	7,644
Financial income	$ 47,642	$ 7,388	109,501	20,510
Financial costs:
Interest cost on lease liabilities			(757,618)	(526,566)	$ (762,872)
Interest cost on Promissory Notes			(82,588)	(459,621)
Interest on bonus payable to related parties			(1,191)	(3,604)
Reverse factoring and other commissions			(18,754)	(3,154)
Interest cost on credit lines			(41,591)
Interest cost on financing of transportation and store equipment			(22,313)	(14,923)
Financial costs	(286,930)	(298,527)	(924,055)	(1,007,868)
Exchange rate fluctuation:
Gain for exchange rate fluctuation			444,415	440,447
Loss for exchange rate fluctuation			(59,080)	(36,525)
Exchange rate fluctuation	$ 210,191	$ (145,667)	385,335	403,922
Financial costs - Net			$ (429,219)	$ (583,436)